Equity	6 Months Ended
Sep. 30, 2025
Equity, Attributable to Parent [Abstract]
Equity [Text Block]

17. Equity

(a) Authorized

Unlimited common shares without par value

Unlimited preferred shares without par value

(b)  Issued and fully paid common shares

During the period ended September 30, 2025:

  On October 3, 2024, the Company entered into an equity distribution agreement (“October 2024 Equity Distribution Agreement”). Under the October 2024 Equity Distribution Agreement, the Company may, from time to time, sell up to $200 million of common shares in the capital of the Company (the “October 2024 ATM Equity Program”).

  On May 14, 2025, the Company entered into an amended and restated equity distribution agreement (the “Amended October 2024 Equity Distribution Agreement”). Under the Amended October 2024 Equity Distribution Agreement, the Company may, from time to time, sell up to $119.2 million of common shares in the capital of the Company (the “Amended October 2024 ATM Equity Program”).

  The Amended October 2024 Equity Distribution Agreement restates and supersedes the previous October 2024 Equity Distribution Agreement, dated October 3, 2024, among the Company and the Agents, pursuant to which the Company sold common shares of the Company for aggregate proceeds of US$180.8 million.

  The Company issued 15,266,061 October 2024 ATM Shares pursuant to the October 2024 ATM Equity Program for gross proceeds of $25.9 million.  The October 2024 ATM shares were sold at prevailing market prices, for an average price per October 2024 ATM Share of $1.70 (C$2.37). Pursuant to the October 2024 Equity Distribution Agreement, a cash commission of $0.7 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the October 2024 Equity Distribution Agreement. The October 2024 ATM Equity Distribution Agreement was terminated as of May 15, 2025 and replaced with the Amended October 2024 ATM Equity Distribution Agreement.

  The Company issued 53,017,807 Amended October 2024 ATM Shares pursuant to the Amended October 2024 ATM Equity Program for gross proceeds of $117.2 million.  The Amended October 2024 ATM shares were sold at prevailing market prices, for an average price per Amended October 2024 ATM Share of $2.21 (C$3.03). Pursuant to the Amended October 2024 Equity Distribution Agreement, a cash commission of $3 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the Amended October 2024 Equity Distribution Agreement. In addition, the Company incurred $199 thousand in fees related to its Amended October 2024 ATM Equity Program.

  The Company issued 600,000 common shares for total proceeds of $738 pursuant to the exercise of 500,000 options at a price of $1.25 per stock option and 100,000 options at a price of $1.10 per stock option.

  Issued 1,318,441 common shares upon the exercise of restricted share units (Note 18(b)).
  Issued 1,000,000 common shares as part of consideration for an asset acquisition (Note 3).

During the period ended September 30, 2024:

  On August 17, 2023, the Company entered into an equity distribution agreement ("August 2023 Equity Distribution Agreement"). Under the August 2023 Equity Distribution Agreement, the Company may, from time to time, sell up to $90 million of common shares in the capital of the Company (the "August 2023 ATM Equity Program").

The Company issued 12,534,457 common shares (the "August 2023 ATM Shares") pursuant to the August 2023 ATM Equity Program for gross proceeds of $37.4 million. The August 2023 ATM shares were sold at prevailing market prices, for an average price per August 2023 ATM Share of C$4.08. Pursuant to the August 2023 Equity Distribution Agreement, a cash commission of $1.1 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the August 2023 Equity Distribution Agreement. In addition, the Company incurred $2 in fees related to its August 2023 ATM Equity Program. The August 2023 Equity Distribution Agreement was terminated as of July 8, 2024.

  Issued 108,100 common shares upon the exercise of restricted share units (Note 18(b)).

(c) Warrants

Following is a summary of changes in warrants outstanding for the period ended September 30, 2025:

	Warrants outstanding	Weighted average exercise price

Balance, March 31, 2024	5,243,727	$15.20
Reclassified to warrant liability	(5,243,727)	(15.20)
Balance, September 30, 2025 and March 31, 2025	-	$-